Loans to Third Parties	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Loans to Third Parties

NOTE 5. LOANS TO THIRD PARTIES

The Company lends their own funds to the eligible third parties occasionally and receives interest income to better utilize the Company’s cash.

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2017	As of December 31, 2016

Direct loans to third parties	$4,960,818	$16,354,331
Entrusted loans to third parties	36,729,822	2,883,091
Total loans to third parties	$41,690,640	$19,237,422

Direct loans

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,060,818	14%	3/26/2018
B	1,900,000	8%	2/10/2018
Total	$4,960,818

The detailed direct loan information as of December 31, 2016 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
D	$7,207,725	16%	From 6/6/2017 to 9/13/2017
A	2,594,784	14%	3/17/2017
G	2,227,188	14%	9/24/2017
E	4,324,634	16%	From 9/5/2017 to 9/12/2017
Total	$16,354,331

100% of direct loan balance as of December 31, 2017 was to two borrowers and were fully collected subsequently. The interest income from such direct loans was $1,865,426, $2,369,943 and $1,946,974 for the years ended December 31, 2017, 2016 and 2015.

Entrusted loan

The Company also deposit (“entrust”) its funds in trust accounts with certain bank lenders, who will, in turn, make loans to borrowers. The balance of entrusted loan as of December 31, 2017 was $36,729,822 to four borrowers. The detailed entrusted loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$6,121,637	16%	4/14/2018
A	7,652,046	16%	6/8/2018
C	6,886,842	16%	7/20/2018
D	6,886,842	16%	9/8/2018
E	9,182,455	16%	10/23/2018
Total	$36,729,822

The balance of entrusted loan as of December 31, 2016 was $2,883,091 to borrower A with interest rate of 16% and due dates from January 28, 2017 to February 3, 2017.

$6,121,637 of entrusted loan balance as of December 31, 2017 due from borrower A was due in April of 2018 and fully collected subsequently. The interest income from such entrusted loans was $2,205,173, $424,192 and nil for the years ended December 31, 2017, 2016 and 2015.